Note 7 - Right-of-use Asset and Lease Obligation (Details Textual)	3 Months Ended
Mar. 31, 2021 CAD ($)
Statement Line Items [Line Items]
Operating lease, term (Year)	5 years
Operating lease, renewal term (Year)	5 years
Lease expense	$ 3,603